Private Placement (Details Narrative)	1 Months Ended
Nov. 24, 2020 USD ($) $ / shares shares
Sale of stock, shares	22,500,000
Over-allotment option is exercised	25,875,000
Sale of stock, per share | $ / shares	$ 10.00
Private Placement [Member]
Sale of stock, shares	6,000,000
Underwriters' over-allotment is exercised value | $	$ 6,675,000
Sponsor [Member] | Private Placement [Member]
Sale of stock, shares	600,000
Over-allotment option is exercised	667,500
Sale of stock, per share | $ / shares	$ 10.00
Holder [Member] | Common Stock [Member]
Warrants exercise price | $ / shares	$ 11.50